Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 2,260,918		¥ 2,188,977		$ 354,788
Cost of products	3,276,571	$ 514,165	3,326,243	¥ 2,774,342
Accounts Receivable | Customer | Customer A
Concentration Risk [Line Items]
Accounts receivable, net	476,851		533,687
Cost of Products | Supplier | B
Concentration Risk [Line Items]
Cost of products	1,487,017		1,813,669	1,775,444
Sales Revenue, Net | Customer | Customer A
Concentration Risk [Line Items]
Accounts receivable, net	¥ 989,904		¥ 1,275,875	¥ 879,220